Deconsolidation - Additional Information (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) Affiliate	Dec. 31, 2018 USD ($) Affiliate	Dec. 31, 2017 USD ($) Affiliate	Dec. 31, 2015
Schedule Of Deconsolidation [Line Items]
Equity method investment, ownership percentage					59.83%
Gain on interest sold retained noncontrolling investment			$ 299,645	$ 1,186,852	$ 738,397
Number of deregisted affiliates | Affiliate			2	7	4
Number of previously owned deregistered affiliates | Affiliate			1	5
Number of fully owned deregistered affiliates | Affiliate			1	2
Investement in affiliates, percentage						20.00%
Shanghai Meining Computer Software Co., Ltd
Schedule Of Deconsolidation [Line Items]
Cash consideration		$ 1,451,723
Equity method investment, ownership percentage		100.00%
Gain on interest sold retained noncontrolling investment					$ 1,080
CFO Zhengjin Qingdao
Schedule Of Deconsolidation [Line Items]
Cash consideration	$ 159,907
Equity method investment, ownership percentage	59.83%
Gain on interest sold retained noncontrolling investment					$ 1,259,044
Affiliates [Member]
Schedule Of Deconsolidation [Line Items]
Investement in affiliates, percentage			59.83%	59.83%
iSTAR Wealth Management
Schedule Of Deconsolidation [Line Items]
Description of gain on interest sold retained noncontrolling investment			(i) the fair value of the consideration transferred, (ii) the fair value of any retained noncontrolling investment in the former affiliated company on the date the affiliated company was deconsolidated, if any, (iii) the carrying amount of any noncontrolling interest in the former subsidiary (including any accumulated other comprehensive income or loss attributable to the noncontrolling interests) on the date the subsidiary is deconsolidated, and (iv) the carrying amount of any noncontrolling interest in the former affiliated company on the date the affiliated company was deconsolidated, if applicable; and the carrying amount of the former affiliated company’s net assets.